Rule 497(e)

File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

Sub-Administered by EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

(formerly known as GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY)

333-72042        HV-4899             PremierSolutions New Jersey Institutions of Higher Education

Supplement dated September 2, 2022, to the Prospectus and Statement of Additional Information, each dated May 2, 2022

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information (SAI), each dated May 2, 2022.

1.	COMPANY NAME CHANGES

Effective immediately, following company name change will be made and all references to the current name in the Prospectus and SAI, as applicable, are hereby replaced with the new name:

Current Name	New Name
Great-West Life & Annuity Insurance Company	Empower Annuity Insurance Company of America

2.	FUND NAME CHANGES

Effective immediately, the following Fund and Adviser changed its name and all references to the current name in the Prospectus are hereby replaced with the new name:

Current Name	New Name
Great-West Aggressive Profile Fund Adviser: Great-West Capital Management, LLC	Empower Aggressive Profile Fund Adviser: Empower Capital Management, LLC

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR

FUTURE REFERENCE.